SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund

June 30, 2022 (Unaudited)
Shares		Value
Common Stocks — 98.44%
Austria — 1.36%
1,768,030	Mondi Plc	$31,417,404

Brazil — 4.34%
20,255,283	B3 SA - Brasil Bolsa Balcao	42,612,553
3,927,306	Banco Bradesco SA	10,768,583
18,549	MercadoLibre, Inc.*	11,813,302
9,644,230	Raia Drogasil SA	35,474,004
		100,668,442
Chile — 3.92%
5,116,295	Antofagasta Plc	72,246,978
7,917,334	Falabella SA	18,549,848
		90,796,826
China — 24.50%
235,300	Alibaba Group Holding Ltd., ADR*	26,748,904
3,088,958	Alibaba Group Holding Ltd.*	44,065,201
13,734,311	China Resources Land Ltd.	64,404,152
3,050,878	LONGi Green Energy Technology Co. Ltd., Class A	30,513,873
3,373,483	Midea Group Co. Ltd., Class A	30,533,592
8,038,784	NARI Technology Co. Ltd., Class A	32,528,484
11,188,005	Ping An Insurance Group Co. of China Ltd., Series H	77,009,782
3,036,812	Shenzhen Inovance Technology Co. Ltd., Class A	29,959,727
485,475	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	22,764,094
2,137,375	Sunny Optical Technology Group Co. Ltd.	35,046,045
2,402,068	Tencent Holdings Ltd.	108,729,961
1,350,062	Yum China Holdings, Inc.	65,478,007
		567,781,822
Hong Kong — 5.80%
6,776,590	AIA Group Ltd.	74,044,883
1,221,260	Hong Kong Exchanges & Clearing Ltd.	60,398,961
		134,443,844
India — 16.34%
1,248,144	Dr Reddy’s Laboratories Ltd.	69,580,353
2,974,304	HDFC Bank Ltd.	50,947,186
2,931,362	Housing Development Finance Corp. Ltd.	81,101,152
5,808,334	Mahindra & Mahindra Ltd.	80,782,087
2,320,307	Tata Consultancy Services Ltd.	96,355,162
		378,765,940
Indonesia — 3.51%
84,411,820	Bank Central Asia Tbk PT	41,103,486
361,530,717	Kalbe Farma Tbk PT	40,327,895
		81,431,381

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
Korea — 9.72%
547,181	LG Corp.	$32,912,557
276,601	Samsung Fire & Marine Insurance Co. Ltd.	42,973,728
1,418,287	Shinhan Financial Group Co. Ltd.	40,668,638
1,539,307	SK Hynix, Inc.	108,696,801
		225,251,724
Mexico — 2.51%
860,300	Fomento Economico Mexicano SAB de CV, ADR	58,061,647

Peru — 1.07%
206,160	Credicorp Ltd.	24,720,646

Philippines — 1.79%
2,922,720	SM Investments Corp.	41,590,133

South Africa — 3.24%
2,813,032	Clicks Group Ltd.	47,308,474
3,524,092	Discovery Ltd.*	27,872,202
		75,180,676
Taiwan — 14.73%
2,432,752	Advantech Co. Ltd.	28,310,681
3,856,769	Delta Electronics, Inc.	28,757,055
26,431,941	E.Sun Financial Holding Co. Ltd.	25,802,027
1,072,028	MediaTek, Inc.	23,532,281
2,754,721	President Chain Store Corp.	25,235,699
8,758,851	Taiwan Semiconductor Manufacturing Co. Ltd.	140,372,434
24,215,186	Uni-President Enterprises Corp.	54,598,201
302,981	Voltronic Power Technology Corp.	14,697,763
		341,306,141
Thailand — 1.04%
5,631,498	Kasikornbank Public Co. Ltd., NVDR	24,031,352

Turkey — 1.56%
35,006,998	Enka Insaat ve Sanayi AS	36,066,747

United Kingdom — 3.01%
1,528,313	Unilever Plc	69,660,202

Total Common Stocks		2,281,174,927
(Cost $2,488,289,836)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
Investment Company — 1.67%
38,757,196	U.S. Government Money Market Fund, RBC Institutional Class 1 (a)	$38,757,196
Total Investment Company		38,757,196
(Cost $38,757,196)
Total Investments		$2,319,932,123
(Cost $2,527,047,032) — 100.11%
Liabilities in excess of other assets — (0.11)%		(2,462,507)
NET ASSETS — 100.00%		$2,317,469,616

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt
NVDR - Non-Voting Depository Receipt
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	26.93%
Information Technology	21.21%
Consumer Staples	12.53%
Consumer Discretionary	12.00%
Industrials	8.10%
Health Care	5.73%
Communication Services	4.69%
Materials	4.47%
Real Estate	2.78%
Other*	1.56%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.